Consolidated Statements of Cash Flows Supplemental Data (Narratives) (Details) (USD $) In Millions, except Share data, unless otherwise specified	Sep. 30, 2011 property	Jun. 30, 2011	Mar. 31, 2011
Non cash investing activities
Noncash Acquisition Number Of Properties	10
Noncash Acquisition Fair Value Of Subsidiary			$ 75.5
Ownership Interest In Entity Post Noncash Acquisition		3.00%
Ownership Interest In Entity Acquired During Merger		97.00%
Outstanding Shares Acquired During Merger From Noncash Acquisition Entity		57,365,145